FIXED ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
FIXED ASSETS

Fixed assets, net of accumulated depreciation, was $114,539 and $133,204 as of June 30, 2018 and September 30, 2017, respectively. Accumulated depreciation was $654,257 and $662,855 as of June 30, 2018 and September 30, 2017, respectively. Total depreciation expense was $43,982 and $28,788 for the nine months ended June 30, 2018 and 2017, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of June 30, 2018 was comprised of the following:

	Estimated	June 30, 2018
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$260,094	$42,681	$302,775
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	59,059	95,020	154,079
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(516,556)	(137,701)	(654,257)
		$114,539	$-	$114,539

Fixed assets, net of accumulated depreciation, was $133,204 and $285,415 as of September 30, 2017 and 2016, respectively. Accumulated depreciation was $662,855 and $796,481 as of September 30, 2017 and 2016, respectively. Total depreciation expense, was $38,031 and $64,512 for the years ended September 30, 2016 and 2015, respectively. The Company record a loss on sale of assets of $113,044 during the year ended September 30, 2017. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2017 was comprised of the following:

	Estimated	September 30, 2017
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$251,699	$57,181	$308,880
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	73,977	101,260	175,237
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(504,414)	(158,441)	(662,855)
		$133,204	$-	$133,204